Share Capital and Warrants (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of classes of share capital [abstract]
Summary of Share Capital
B) Issued and Outstanding – Common Shares

	September 30, 2023		December 31, 2022
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,909,190	16,320	2,001,211	17,016
Issued Upon Exercise of Warrants	2,314	23	9,399	93
Issued Under Stock Option Plans	3,443	54	11,069	170
Purchase of Common Shares Under NCIBs	(29,388)	(251)	(112,489)	(959)
Outstanding, End of Period	1,885,559	16,146	1,909,190	16,320
) Issued and Outstanding – Preferred Shares
For the nine months ended September 30, 2023, there were no preferred shares issued. As at September 30, 2023, there were 36 million preferred shares outstanding (December 31, 2022 – 36 million), with a carrying value of $519 million (December 31, 2022 – $519 million).

As at September 30, 2023	Dividend Reset Date	Dividend Rate	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58%	10,740
Series 2 First Preferred Shares (1)	Quarterly	6.89%	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69%	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59%	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94%	6,000
(1) The floating-rate dividend was 5.86 percent for the period from December 31, 2022, to March 30, 2023, 6.29 percent for the period from March 31, 2023, to June 29, 2023, and 6.29 percent from June 30, 2023, to September 29, 2023.
) Issued and Outstanding – Warrants

	September 30, 2023		December 31, 2022
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	55,720	184	65,119	215
Exercised	(2,314)	(7)	(9,399)	(31)
Purchased and Cancelled	(45,485)	(151)	—	—
Outstanding, End of Period	7,921	26	55,720	184